Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information
Note 20. Parent Company Financial Information

Condensed fmancial information of Grayson Bankshares, Inc. is presented as follows:

Balance Sheets
December 31, 2011 and 2010
	2011	2010
Assets
Cash and due from banks	$404,002		$643,365
Investment in affiliate bank	27,737,535		29,489,198
Other assets	198,369		277,207
Total assets	$28,339,906		$30,409,770
Liabilities Other liabilities		$
Stockholders' equity
Common stock	2,148,710		2,148,710
Surplus	521,625		521,625
Retained earnings	27,157,751		28,975,488
Accumulated other comprehensive loss	(1,488,180)		(1,236,053)
Total stockholders' equity	28,339,906		30,409,770
Total liabilities and stockholders' equity	$28,339,906		$30,409,770

Statements of Income
For the years ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Income
Dividends from affiliate bank	$-	$687,587	$343,794
Interest on taxable securities	-	7,171	22,850
Other income	-
	-	694,758	366,644
Expenses
Management and professional fees	179,105	206,701	202,361
Other expenses	42,568	33,431	33,494
	221,673	240,132	235,855
(Loss) income before tax benefit and equity in undistributed income of affiliate	(221,673)	454,626	130,789

Federal income tax benefit	75,369	79,207	72,422
(Loss) income before equity in undistributed (loss) income of affiliate	(146,304)	533,833	203,211

Equity in undistributed(loss) income of affiliate	(1,499,536)	632,028	679,508
Net (loss) income	$(1,645,840)	$1,165,861	$882,719

Statements of Cash Flows
For the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009
Cash flows from operating activities
Net (loss) income	$(1,645,840)	$1,165,861	$882,719
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Equity in undistributed income of affiliate	1,499,536	(632,028)	(679,508)
Net (increase) decrease in other assets	78,838	(73,957)	58,318
Net cash (used in) provided by operating activities	(67,466)	459,876	261,529
Cash flows from investing activities
Purchases of investment securities	-	-	(500,000)
Maturities/calls of investment securities	-	500,000	500,000
Net cash provided by investing activities	-	500,000	-
Cash flows from financing activities
Dividends paid	(171,897)	(687,587)	(687,587)
Net cash used by financing activities	(171,897)	(687,587)	(687,587)
Net increase (decrease) in cash and cash equivalents	(239,363)	272,289	(426,058)
Cash and cash equivalents, beginning	643,365	371,076	797,134
Cash and cash equivalents, ending	$404,002	$643,365	$371,076